Northern Lights Fund Trust

Astor Active Income Fund, Astor Long/Short Fund,

Astor Macro Alternative Fund and Astor S.T.A.R. Fund

Incorporated herein by reference is the definitive version of the supplement for Astor Active Income Fund, Astor Long/Short Fund. Astor Macro Alternative Fund and Astor S.T.A.R. Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on February 25, 2016 (SEC Accession No. 0001580642-16-007074).